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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: June 30 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  595 Madison Avenue
          19th Floor
          New York, NY 10022

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 451-9161

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        07/30/2008
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total: $1,133,360
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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Force Capital Management, LLC
Form 13F Information Table
June 30 2008

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------

ALLEGHENY ENERGY, INC.      COM		017361106      32,747    653,500   SH		SOLE	NONE   653,500  0
AMERICAN WATER WORKS CO     COM		030420103      12,190	 549,576   SH		SOLE	NONE   549,576	0
BLACK & DECKER CORP	    COM		091797100       6,484	 112,742   SH		SOLE	NONE   112,742	0
CHOICE HOTELS INTL INC	    COM		169905106      10,679    402,982   SH		SOLE	NONE   402,982	0
CITADEL BROADCASTING CORP   COM		17285T106         921    755,000   SH		SOLE	NONE   755,000  0
COPART INC                  COM         217204106      57,552  1,344,050   SH           SOLE	NONE 1,344,050  0
CROWN CASTLE INTL CORP      COM         228227104      87,742  2,265,484   SH           SOLE	NONE 2,265,484  0
CSX CORP		    COM		126408103       2,342     37,283   SH		SOLE	NONE    37,283	0
DR PEPPER SNAPPLE GROUP	    COM 	26138E109       3,252    155,000   SH		SOLE	NONE   155,000  0
FASTENAL CO		    COM		311900104      22,198    514,317   SH		SOLE	NONE   514,317  0
FREEPORT-MCMORAN COPPER	    COM		35671D857      38,205    326,009   SH		SOLE	NONE   326,009  0
J B HUNT TRANS SVCS INC     COM		445658107      11,066	 332,500   SH		SOLE	NONE   332,500	0
LAMAR ADVERTISING CO	    COM	CL A	512815101      16,248    450,960   SH		SOLE	NONE   450,960  0
MASTERCARD INC 		    COM CL A	57636Q104      43,005	 161,965   SH		SOLE	NONE   161,965	0
NORFOLK SOUTHERN CORP       COM		655844108       2,360     37,657   SH		SOLE	NONE    37,657  0
SEARS HOLDINGS CORPORATION  COM         812350106       7,329     99,500   SH           SOLE	NONE    99,500  0
SPORTS PROPERTIES ACQ CORP  WRNT        84920F115	  246    447,051   SH		SOLE	NONE   447,051  0
STARWOOD HOTELS & RESORTS   COM		85590A401      10,830    270,275   SH		SOLE	NONE   270,275	0
TARGET CORP		    COM		87612E106      51,104  1,099,240   SH		SOLE	NONE 1,099,240  0
TRANSDIGM GROUP INC	    COM	        893641100	8,152	 242,700   SH		SOLE	NONE   242,700  0
UNION PACIFIC CORP	    COM		907818108      88,454  1,171,574   SH		SOLE	NONE 1,171,574  0
VISA INC	            COM	CL A	92826C839      24,922    306,500   SH     	SOLE    NONE   306,500  0
VULCAN MATERIALS CO	    COM		929160109       2,869	  48,000   SH		SOLE	NONE    48,000	0


Options


LAMAR ADVERTISING CO	    COM	CL A	512815101      46,014  1,277,100   SH	CALL	SOLE	NONE 1,277,100  0
MARTIN MARIETTA MATERIALS   COM		573284106      24,924    240,600   SH	CALL	SOLE	NONE   240,600  0
SEARS HOLDINGS CORPORATION  CoM         812350106     447,448  6,074,500   SH   CALL    SOLE    NONE 6,074,500  0
TARGET CORP		    COM		87612E106      11,623    250,000   SH	CALL	SOLE	NONE   250,000  0
UNION PACIFIC CORP	    COM		907818108      19,630	 260,000   SH	CALL	SOLE	NONE   260,000  0
VULCAN MATERIALS CO	    COM		929160109      31,725	 530,700   SH	CALL	SOLE	NONE   530,700	0
MERRILL LYNCH & CO, INC.    COM		590188108      11,099	 350,000   SH	PUT	SOLE	NONE   350,000	0



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